Restricted Net Assets (Details Narrative) - CNY (¥) ¥ in Millions	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Statutory surplus annual rate	10.00%
Restricted portion amounted	¥ 342.6	¥ 328.5